Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid expenses and other current assets:
Prepaid software costs	$ 212,000	$ 153,526	$ 59,855
Service trade	83,000	114,041	239,041
Employee receivable	13,000	12,863	800
Prepaid insurance costs	326,000	7,228	130,345
Prepaid commissions	154,000	96,206	31,504
Prepaid consulting costs			76,767
Prepaid advertising and marketing costs			29,133
Prepaid merchant fees	63,000	60,774	26,690
Prepaid data license and subscription costs			3,125
Other current assets	4,000
Total prepaid expenses and other current assets	$ 855,000	445,089	643,674
Other current assets		$ 451	$ 46,414